Stockholder and Other Loans Payable (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum			4.50%		4.50%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum			15.00%		15.00%
Imputed interest on loans from stockholders reported as an increase to additional paid-in capital	$ 94,052	$ 113,051	$ 324,135	$ 298,821	$ 415,705	$ 380,664	$ 1,983,523	$ 2,307,658
Debt Conversion, Original Debt, Amount	$ 3,689,208
Debt Conversion, Converted Instrument, Shares Issued	7,378,416